CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues	$ 0	$ 0	$ 0
Operating (expenses)/income, net
Selling, general and administrative expenses	(15,083)	(4,554)	(6,614)
Other income	0	9,954	0
Total operating (expense)/income, net	(15,083)	5,400	(6,614)
Income/(loss) from operations	(15,083)	5,400	(6,614)
Interest income	3,297	3,082	2,213
Income/ (loss) before income tax expense	(11,786)	8,482	(4,401)
Income tax expense from continuing operations (note 9)	(729)	(2,435)	(524)
Net income/ (loss) from continuing operations attributable to the Company's shareholders	(12,515)	6,047	(4,925)
Discontinued operations (note 3):
Net income from discontinued operations (including gain of HK$47,845 (2018: HK$171,809, 2017:HK$141,341) upon the disposal)	53,364	171,927	144,820
Income tax expenses from discontinued operations	0	0	0
Net income from discontinued operations attributable to the Company's shareholders	53,364	171,927	144,820
Net income attributable to the Company's shareholders	40,849	177,974	139,895
Other comprehensive income:
Continuing operations	0	0	0
Discontinued operations	0	6,674	(813)
Other Comprehensive Income (Loss), Net of Tax	0	6,674	(813)
Comprehensive income attributable to the Company's shareholders	$ 40,849	$ 184,648	$ 139,082
Net income/(loss) per share (note 9):
Weighted average number of ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Basic income per share attributable from Continuing operations	$ (0.97)	$ 0.47	$ (0.38)
Basic income per share attributable from Discontinued operations	4.13	13.29	11.19
Diluted income per share attributable from Continuing operations	(0.97)	0.47	(0.38)
Diluted income per share attributable from Discontinued operations	$ 4.13	$ 13.29	$ 11.19